UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05770

THE CHILE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1:                                                         Schedule of Investments

The Chile Fund, Inc.

Schedule of Investments

March 31, 2007 (unaudited)

	No. of
Description	Shares	Value
EQUITY SECURITIES-99.63%
Airlines-3.63%
Lan Airlines S.A.	419,295	$5,797,064
Lan Airlines S.A., ADR	14,500	999,050
		6,796,114

Beverages-11.55%
Coca-Cola Embonor S.A. , Class A	3,118,592	3,550,629
Compañía Cervecerías Unidas S.A.	732,243	4,584,927
Embotelladora Andina S.A., PNA	1,300,000	3,860,072
Embotelladora Andina S.A., PNB	476,157	1,546,395
Viña Concha y Toro S.A.	4,803,800	8,112,569
		21,654,592

Building Products-0.20%
Cerámicas Cordillera S.A.†	67,165	373,935

Chemicals-4.73%
Enaex S.A.	9,000	46,349
Sociedad Química y Minera de Chile S.A., Class B	320,000	4,649,903
Sociedad Química y Minera de Chile S.A., Class B, ADR	28,500	4,161,000
		8,857,252

Commercial Banks-7.63%
Banco de Crédito e Inversiones	168,000	5,521,537
Banco Santander Chile S.A.	183,100,000	8,790,567
		14,312,104

Construction Materials-0.42%
Cementos Bio-Bio S.A.	270,000	781,665

Cosmetics & Toiletries-0.48%
Laboratorios Andromaco S.A.	3,049,928	894,291

Diversified Telecommunication-4.25%
Compañía de Telecomunicaciones de Chile S.A., Class A	1,840,000	4,251,276
Compañía de Telecomunicaciones de Chile S.A., Class A, ADR	184,200	1,716,744
Empresa Nacional de Telecomunicaciones S.A.	138,965	1,998,146
		7,966,166

Electric Utilities-8.15%
Almendral S.A.	29,147,835	2,655,950
Enersis S.A.	34,000,000	11,105,131
Enersis S.A., ADR	93,200	1,518,228
		15,279,309

Food Products-0.25%
Empresas Iansa SA	3,500,000	470,910

Food & Staples Retailing-5.14%
Cencosud S.A.	2,800,000	9,633,850

Independent Power Producers-18.44%
Colbun S.A.	20,000,000	3,860,072
Empresa Nacional de Electricidad S.A.	21,068,000	28,107,609
Empresa Nacional de Electricidad S.A., ADR	14,600	586,044
Gener S.A.	4,802,123	2,022,978
		34,576,703

Industrial Conglomerates-16.81%
Empresas Copec S.A.	2,373,685	31,518,449

Metals & Mining-1.70%
CAP S.A.	200,000	3,193,839

Multiline Retail-5.01%
La Polar S.A.	421,824	2,238,873
La Polar S.A., Rights expiring 4/13/07	29,167	16,076
Ripley Corp. S.A.	250,000	350,283
S.A.C.I. Falabella, S.A.	1,590,000	6,786,675
		9,391,907

Paper & Forest Products-10.31%
Empresas CMPC S.A.	595,000	19,323,559

Textiles, Apparel & Luxury Goods-0.03%
Zalaquett S.A.†	1,496,767	57,860

Water Utilities-0.90%
Inversiones Aguas Metropolitanas S.A.	1,400,000	1,686,183

Total Equity Securities (Cost $87,669,782)		186,768,688

SHORT-TERM INVESTMENT-0.56%
Chilean Mutual Funds-0.56%
Fondo Mutuo Corporativo BancoEstado (Cost $1,056,738)	510,848	1,059,137

Total Investments-100.19% (Cost $88,726,520)		187,827,825

Liabilities in Excess of Cash and Other Assets-(0.19)%		(361,649)

NET ASSETS-100.00%		$187,466,176

†	Non-income producing security.
ADR	American Depositary Receipts.
PNA	Preferred Shares, Series A.
PNB	Preferred Shares, Series B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock   Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell.

Federal Income Tax Cost - At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $90,263,440, $98,379,033, $(814,648) and $97,564,385, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                         Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                         Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHILE FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 23, 2007